Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 5,326,379,515	$ 4,760,886,272	$ 4,388,939,303	$ 3,346,492,898
Translation Reserve [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	453,487,428	326,555,507	296,704,509	$ 279,801,463
Translation Reserve [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	2,741,712	4,515,843	(4,083,680)
Translation Reserve [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	5,014,862	1,998,444	1,459,238
Translation Reserve [Member] | Grupo Enel Green Power Chile
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 445,730,854	$ 320,041,220	$ 299,328,951